Description of Business - Schedule of Company's Wholly-Owned Subsidiaries (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Wisdom Navigation Limited (“Wisdom Navigation”) [Member] | USD [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation		BVI
Date of incorporation/ establishment		Nov. 15, 2018
Issued and paid up capital		$ 100
registered capital		$ 50,000
Percentage of ownership interest/voting power		100.00%	100.00%
Percentage of profit sharing		100.00%
Principal activities		Investment holding
East Asia Enterprise Limited [Member] | HK [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation		Hong Kong
Date of incorporation/ establishment		Oct. 08, 2012
Issued and paid up capital		$ 10,000
registered capital		$ 10,000
Percentage of ownership interest/voting power		100.00%	100.00%
Percentage of profit sharing		100.00%
Principal activities		Investment holding
Fujian Min Dong Hong Tea Industrial Technical Company Limited [Member] | HK [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation	[1]	PRC
Date of incorporation/ establishment	[1]	May 24, 2013
Issued and paid up capital	[1]	$ 29,670,000
registered capital	[1]	$ 35,000,000
Percentage of ownership interest/voting power	[1]	100.00%	100.00%
Percentage of profit sharing	[1]	100.00%
Principal activities	[1]	Sales of refined teas
Fujian Qing Jing Agricultural Development Company Limited [Member] | RMB [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation	[1]	PRC
Date of incorporation/ establishment	[1]	May 26, 2008
Issued and paid up capital	[1]	$ 3,060,000
registered capital	[1]	$ 3,060,000
Percentage of ownership interest/voting power	[1]	100.00%	100.00%
Percentage of profit sharing	[1]	100.00%
Principal activities	[1]	Processing of tea leaves and wholesale primarily- processed teas
Shenzhen Min Dong Hong Tea Industrial Technical Company Limited [Member] | RMB [Member]
Schedule of Company's Wholly-Owned Subsidiaries [Line Items]
Place of incorporation and operation	[1]	PRC
Date of incorporation/ establishment	[1]	Apr. 03, 2025
Issued and paid up capital	[1]
registered capital	[1]	$ 5,000,000
Percentage of ownership interest/voting power	[1]	100.00%
Percentage of profit sharing	[1]	100.00%
Principal activities	[1]	Dormant

[1]	The English names of these companies represent the best effort made by the directors of the Company to translate the Chinese names as these companies have not been registered with any official English names.